Supplement dated May 1, 2020
to the
Waddell & Reed Advisors Select Reserve Annuity prospectus dated May 1, 2016
This supplement updates certain information contained in the prospectus. Please read it and keep it with the prospectus for future reference.
1. The following is added to the prospectus as a result of the SECURE Act that was enacted on December 20, 2019:
For those contract owners who attained the age of 70 1/2 prior to January 1, 2020, distributions from an IRA, SEP IRA, Simple IRA, or tax sheltered annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The SECURE Act raised the age that distributions from IRAs, SEP IRAs, Simple IRAs, or tax sheltered annuities must begin. For contract owners who attain age 72 on or after January 1, 2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72.
The SECURE Act changed other provisions of the tax law. Consult a tax adviser for more information on the SECURE Act.
2. The Interest Charged provision and the Interest Credited provision of the Loan Privilege section are deleted in their entirety and replaced with the following:
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
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1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
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2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
3. The following sections of the prospectus are restated.
1)	The Total Annual Mutual Fund Operating Expenses table, which shows the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that a contract owner may periodically pay while the contract is in force. More detail concerning each mutual fund’s fees and expenses is contained in the mutual fund’s prospectus.
2)	The Legal Proceedings for Nationwide Life Insurance Company, which describe certain information about the legal and regulatory proceedings that the Company is subject to.
3)	The Underlying Mutual Fund Information appendix, which contains information about the mutual funds available to the contract owner through investment in the sub-accounts.

Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.42%	1.35%
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial
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position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Waddell & Reed, Inc.
Waddell & Reed, Inc. is a party to other legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.
Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Balanced: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Variable Insurance Portfolios - Core Equity: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Corporate Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Energy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Global Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Variable Insurance Portfolios - Global Equity Income: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of current income and capital appreciation.
Ivy Variable Insurance Portfolios - Global Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
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Ivy Variable Insurance Portfolios - Government Money Market: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Ivy Variable Insurance Portfolios - Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - International Core Equity: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Natural Resources: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Science and Technology: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Ivy Variable Insurance Portfolios - Small Cap Core: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Value: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
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